Inventories (Tables)	12 Months Ended
Dec. 31, 2019
Inventories [Abstract]
Schedule of inventories

	December 31, 2019	December 31, 2018
	€m	€m
Raw materials and consumables	86.8	81.6
Work in progress	48.3	50.7
Finished goods and goods for resale	188.1	210.2
Total inventories	323.2	342.5